SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Service fee income	$ 25,602
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Service fee income	$ 25,602